Capital and Reserves (Details 1)	Jul. 31, 2020 shares $ / shares	Jul. 31, 2019 shares $ / shares	Jul. 31, 2018 shares $ / shares
Capital And Reserves
Weighted average exercise price outstanding | $ / shares	$ 0.05	$ .00	$ .00
Number of warrants outstanding | shares	13,636,365	0	0